SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 16,084	$ 20,814	$ 6,494
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	12,867	16,651	2,814
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,023	3,912	3,433
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 194	$ 251	$ 247